GAMING SUBCONCESSION, NET - Schedule of Gaming Subconcession, Net (Detail) - Gaming Subconcession [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill And Intangible Assets [Line Items]
Deemed cost	$ 897,866	$ 903,160
Less: accumulated amortization	(870,801)	(818,497)
Gaming subconcession, net	$ 27,065	$ 84,663